Taxes - Income tax expense credit (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Taxes
Current	$ 1,188,136	$ 529,162	$ 1,031,158
Deferred	(1,799,791)	(165,500)	0
Total	$ (611,655)	$ 363,662	$ 1,031,158